Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Long-term disability benefits obligation	$ 327	$ 361
Provisions	327	355
Derivative liabilities	43	98
CRTC deferral account obligation	43	69
Other	263	262
Total other non-current liabilities	$ 1,003	$ 1,145